Exhibit 99.8 Schedule 7

Loan Number	QC Date	Property State	Original Loan Amount	New Unique Defect ID	Finding Category	Finding Sub-Category	Finding Status	Initial Grade	Final Grade	Finding Description	Finding Comment	Lender Response
110723	03/18/2021	Pennsylvania	$XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	8/17/22 - received full appraisal for XXX XXXX St at $XXX dated 11/XX/2020

6/07/21 - received Appraisal for XXX XXXX St at $XXX

5/26/21 - received the appraisal for property at XXX XXXX St, XXXX PA.  Still missing the appraisal for property, XXX XXXX XXXXXX PA XXXXX

Missing Appraisal for XXX XXXX XXXXXX PA XXXXX. Used $XXX value from CDA to calculate LTV.
110734	03/18/2021	GA	$X,XXX,000	xx	Valuation	Doc Issue	Waived	D	B	* CDA Missing (Lvl 3)	11/29/21 - Waived, received lender updated guidelines where single appraisal required for properties <= 1,000,000 as part of multi-property loan

No CDA was present, CDA for XXX XXXX Road is missing, CDA with incorrect address of XXX XXXX Road is in image file.
110758	03/18/2021	Texas	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110758	2003258	TX	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Missing (Lvl 3)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110758	2003258	NC	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Missing (Lvl 3)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110719	04/05/2021	Wisconsin	$XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing flood cert (Lvl R)	Update: 5/04/2021 - received Flood Map Report in place of Flood Cert for all 7 properties.

No Flood Certs were provided for all 7 properties in the image file, however the Flood Map Reports and Appraisals indicates the subjects are not in a flood zone
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal not dated (Lvl R)	6/23/21 - received uploaded Appraisal No full Appraisal Report was provided in the image file.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Doc is Missing (Lvl R)	6/23/21 - received uploaded online CDA No CDA was provided in the image file, as required by guidelines.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing Appraisal (Lvl R)	6/23/21 - received uploaded online Appraisal No full Appraisal Report was provided in the image file.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing flood cert (Lvl R)	6/23/21 - received uploaded online Flood Cert. No Flood Cert or Flood Map provided, missing appraisal.